EQUITY (Details)	3 Months Ended
Mar. 31, 2013
Equity Details
Shares outstanding at December 31, 2010	76,639,849
Shares issued pursuant to options exercised for cash	10,000
Shares issued pursuant to cashless warrants exercised	982,419
Shares issued pursuant to options exercised	31,539
Shares outstanding at December 30, 2012	77,663,807